Other Expense, Net Components of Other Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Income and Expenses [Abstract]
Integration-related and other costs	$ 17,430	$ 0	$ 0
Acquisition-related costs	17,240	0	0
Pension curtailment charges	10,908	0	0
Asset disposals and write-offs	13,192	10,821	12,726
Other	208	968	(2,003)
Total	$ 58,978	$ 11,789	$ 10,723